Note 11 - Equity - Assumptions (Details)			12 Months Ended
	Apr. 02, 2024	Jul. 08, 2023	Dec. 31, 2023	Dec. 31, 2022
Risk free rate			4.35%	4.50%
Dividend yield			0.00%	0.00%
Expected volatility			86.00%	86.00%
Expected term (in years) (Year)			3 years	3 years
Expected life (in years) (Year)	5 years	5 years	5 years	5 years